Organization and Principal Activities - Subsidiaries, the VIEs and the major subsidiaries of the VIEs (Details)	12 Months Ended
Aug. 31, 2020
OneSmart BVI
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiaries	100.00%
OneSmart HK
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiaries	100.00%
Great EDU
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiaries	100.00%
OneSmart Online
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiaries	90.00%
Yimi Cayman
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiaries	90.00%
Yimi HK
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiaries	90.00%
Shanghai Jing Xue Rui" or "WFOE
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiaries	100.00%
"Yimi Shanghai" or "WFOE"
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiaries	90.00%
Shanghai OneSmart
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Shanghai Rui Si
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Beijing Jingrui Peiyou
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Nanjing Jingrui
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Hangzhou OneSmart
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Guangzhou OneSmart
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Shenzhen Jingrui
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Changzhou Jingrui
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Tianjin Huaying
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Shanghai Jing Yu
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Wuxi Jingxuerui
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Shanghai Jingsirui
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
FasTrack English
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	75.61%
Shanghai OneSmart Education Investment
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%
Shanghai Xiangyan
Organization and Principal Activities
Percentage of direct or indirect ownership in VIEs	100.00%